FAIR VALUE OF FINANCIAL INSTRUMENTS	12 Months Ended
Dec. 31, 2022
FAIR VALUE OF FINANCIAL INSTRUMENTS
FAIR VALUE OF FINANCIAL INSTRUMENTS

27.    FAIR VALUE OF FINANCIAL INSTRUMENTS

A financial instrument is any contract that gives rise to a financial asset of one entity and a financial liability or equity instrument of another entity. Financial assets include, in particular, cash and cash equivalents, trade and other receivables, bank loans to customers, investments (mainly deposits with original maturity of more than three months, originated loans other than bank loans to customers as well as debt securities) and derivative financial assets. Financial liabilities generally substantiate claims for repayment in cash or another financial asset. In particular, this includes bonds, trade and other payables, bank loans, lease obligations and derivative financial liabilities. Financial instruments are recognized as soon as the Group becomes a party to the contractual provision of the instrument.

Financial assets and financial liabilities are recognized initially at fair value plus transaction costs that are directly attributable to the acquisition or issue of the financial asset or financial liability, except for a financial asset or liability accounted for at fair value through profit or loss, in which case transaction costs are expensed. Subsequently they are measured either at amortized cost or fair value depending on the classification of those assets and liabilities.

Financial assets can be classified as 1) financial assets at amortized cost; 2) financial assets at fair value through other comprehensive income; 3) financial assets at fair value through profit or loss. If the financial assets are held for collecting contractual cash flows in the form of principal and interest on the specified dates, it is classified as carried at amortized cost. If the financial assets are held not only for collecting contractual cash flows in the form of principal and interest on the specified dates, but also for potential sale, they are classified as measured at fair value through other comprehensive income. All other financial assets are classified as measured at fair value through profit or loss.

Financial liabilities can be classified as measured at fair value or at amortized costs. The Group measures its derivative instruments, contingent consideration recognized in business combination as well as liability under put option agreement at fair value. All other financial liabilities of the Group are measured at amortized cost.

Derivative instruments activities – The Group uses derivative instruments, including interest rate and foreign currency swaps, to manage foreign currency and interest rate risk exposures. The Group measures derivatives at fair value and recognizes them as either other current or other non-current financial assets or liabilities in the consolidated statement of financial position. Cash flows from derivatives are classified according to their nature. The Group reviews related fair value hierarchy classifications on a quarterly basis. The fair value measurement of the Group’s derivative instruments is based on the observable yield curves for similar instruments.

Gains and losses from changes in the fair value of derivative instruments are recorded immediately in profit or loss.

Assets and liabilities related to multiple derivative contracts with one counterparty are not offset by the Group.

Liability under put option agreement – To optimize the structure of business acquisitions and to defer payment of the purchase price, the Group enters into put and call option agreements to acquire the remaining non-controlling stakes in newly acquired subsidiaries. Upon initial recognition, the commitment to purchase non-controlling interests is recognized as a financial liability for the present value of the redemption amount, which approximates its fair value. Subsequent changes in the value of the commitment are recognized in profit or loss for the reporting period.

Netting – The Group offsets its financial assets and financial liabilities only if it has a legally enforceable right to set off the recognized amounts and intends either to settle on a net basis or to realise the asset and settle the liability simultaneously.

Fair value of financial instruments – Fair value of financial assets and liabilities is defined as an exit price, representing the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants. The three-tier hierarchy for inputs used in measuring fair value, which prioritizes the inputs used in the methodologies of measuring fair value for assets and liabilities, is as follows:

Level 1 – Quoted prices in active markets for identical assets or liabilities;

Level 2 – Observable inputs other than quoted prices in active markets for identical assets and liabilities;

Level 3 – No observable pricing inputs in the market.

Financial assets and financial liabilities are classified in the three-tier hierarchy based on the lowest level of input that is significant to the fair value measurements. The Group’s assessment of the significance of a particular input to the fair value measurements requires judgment which may affect the valuation of the assets and liabilities being measured and their placement within the fair value hierarchy.

1.    Financial assets of the Group

	December 31,
	2022	2021
Cash and cash equivalents (Note 13)	78,292	40,590

Trade and other receivables (Note 17)	38,058	39,795

Accounts receivable, related parties (Note 30)	4,410	7,287

Other financial assets:

Financial assets at amortized cost:
Deposits and loans issued	238,816	208,018
Notes	3,096	9,158
Other	4,031	2,138
Total financial assets at amortized cost	245,943	219,314

Financial assets at fair value through profit or loss:
Securities (notes, shares and other)	23,815	46,780
Investments in equity	2,208	1,228
Derivative instruments	761	4,627
Contingent consideration (Note 10)	473	1,867
Call and put options	112	112
Embedded derivatives in a lease agreement	82	434
Currency forwards, swaps and options not designated as hedges	—	110
Total financial assets at fair value through profit or loss	27,451	55,158

Financial assets at fair value through other comprehensive income:
Notes	22,394	—
Total financial assets at fair value through other comprehensive income	22,394	—

Total other financial assets	295,788	274,472

Total financial assets	416,548	362,144
Less current portion	(262,767)	(224,862)

Total financial assets, non-current	153,781	137,282

2.     Financial liabilities of the Group

	December 31,
	2022	2021
Trade and other payables	67,166	72,078

Accounts payable, related parties (Note 30)	1,451	4,107

Other financial liabilities:

Financial liabilities at amortized cost:
Bank and other loans (Note 23)	290,211	270,143
Bank deposits and liabilities(Note 29)	273,141	221,368
Notes (Note 23)	195,929	191,996
Lease obligations (Note 24)	143,502	154,509
Total financial liabilities at amortized cost	902,783	838,016

Financial liabilities at fair value through profit or loss:
Call and put ptions (Note 4)	2,780	—
Securities (notes, shares and other)	2,450	—
Contingent consideration and other	1,220	383
Total financial liabilities at fair value through profit or loss	6,450	383

Total other financial liabilities	909,233	838,399

Total financial liabilities	977,850	914,584
Less current portion	(469,701)	(413,990)

Total financial liabilities, non-current	508,149	500,594

The fair value measurement of the Group’s derivative instruments and securities (Level 2 assets and liabilities) is based on the observable yield curves for similar instruments and represents the estimated amount the Group would receive or pay to terminate these agreements at the reporting date, taking into account current interest rates, foreign exchange spot and forward rates.

The fair value measurement of the Group’s Level 3 assets and liabilities is based on the construction of business models using forecasts and assumptions based on the Group's internal estimates.

The liability under put option agreement for redeemable non-controlling interests in Gulfstream in the amount of RUB 2,081 million as of December 31, 2022 is measured at fair value using a discounted cash flow technique. The most significant quantitative inputs used to measure its fair value are presented in the table below:

December 31,
Unobservable inputs	2022

Discount rate	15%
Revenue growth rate	20.7–22.4%
(av. 21.5%)
OIBDA margin	7.0–10.5%
(av. 8.7%)

The liability under put option agreement for redeemable non-controlling interests in Webinar in the amount of RUB 700 million as of December 31, 2022 is measured at fair value using a discounted cash flow technique. The most significant quantitative inputs used to measure its fair value are presented in the table below:

December 31,
Unobservable inputs	2022

Discount rate	14.4%
Revenue growth rate	29.3 - 24.9%
(av. 27.1%)

Other Level 3 assets and liabilities measured at fair value are individually insignificant.

The table below presents the fair value of financial instruments carried at fair value within the statement of financial position:

		December 31,
	Level of inputs	2022	2021
Assets
Notes	Level 1	21,715	25,687
Securities (notes, shares and other)	Level 2	24,494	21,093
Derivative instruments	Level 2	761	4,737
Cross-currency swaps		719	4,627
interest rate swaps		42
Currency forwards, swaps and options		—	110
Embedded derivatives in a lease agreement	Level 2	82	434
Investments in equity	Level 3	2,208	1,228
Contingent consideration	Level 3	473	1,867
Call and put options	Level 3	112	112

Liabilities
Securities (notes, shares and other)	Level 2	(2,450)	—
Call and put options (Note 4)	Level 3	(2,780)	—
Contingent consideration and other	Level 3	(1,220)	(383)

Net realized gains and losses of Level 3 assets and liabilities resulting from fair value measurements were included in other non-operating (income)/loss and loss from discontinued operations in the consolidated statements of profit or loss in the following amounts:

	For the years ended December 31,
	2022	2021	2020

Net realized gains of Level 3 assets	1,032	2,263	3,083
Net realized losses of Level 3 liabilities	(40)	(420)	(20)

	992	1,843	3,063

Net unrealized gains and losses of Level 3 assets and liabilities resulting from fair value measurements were included in other non-operating (income)/loss in the consolidated statements of profit or loss in the following amounts:

	For the years ended December 31,
	2022	2021	2020

Net unrealized (losses)/gains of Level 3 assets	(1,446)	385	1,130
Net unrealized (losses)/gains of Level 3 liabilities	(3,657)	391	(39)

	(5,103)	776	1,091

Financial instruments at amortised cost

The carrying value of the Group’s financial instruments accounted for at amortized cost approximates their fair value due to their short-term nature and market interest rates, except for bank deposits and loans to customers and borrowings, gross of debt issuance cost, as disclosed in the table below:

		December 31, 2022		December 31, 2021
	Level of		Carrying		Carrying
	inputs	Fair value	value	Fair value	value
Bank deposits and loans to customers	Level 3	236,485	234,334	210,623	205,936
Total bank deposits and loans to customers		236,485	234,334	210,623	205,936
Notes	Level 1	(145,143)	(145,565)	(173,903)	(174,984)
Notes	Level 2	(22,203)	(23,365)	—	—
Unquoted notes	Level 3	(27,000)	(27,000)	(17,012)	(17,012)
Bank and other loans (Note 23)	Level 3	(289,735)	(290,211)	(267,405)	(270,143)

Total borrowings		(484,081)	(486,141)	(458,320)	(462,139)

During the year ended December 31, 2022, Eurobonds of Russian issuers held by MTS Bank, accounted for at fair value, in amount of RUB 2,233 million were transferred in the hierarchy level from Level 1 to Level 2 due to the Moscow Exchange suspension of main trading mode for these securities. There were no transfers between levels of inputs within the hierarchy for the years ended December 31, 2021 and 2020.

During the year ended December 31, 2022, corporate, bank and government debt securities held by MTS Bank, accounted for at fair value, in amount of RUB 24,770 million as of December 31, 2021, were transferred from the category “financial assets at fair value through profit or loss” to the “financial assets at fair value through other comprehensive income” due to the change in investment policy, reviewed to include both sale and receipt of contractual cash flows for the reclassified securities. At the date of reclassification, the fair value of the securities remained unchanged. As of December 31, 2022, the fair value of reclassified securities amounted to RUB 22,394 million. Interest income on reclassified securities for the year ended December 31, 2022 amounted to RUB 1,663 million. There were no transfers between the accounting categories of financial instruments for the years ended December 31, 2021 and 2020.